New standards and regulatory changes	12 Months Ended
Dec. 31, 2019
New standards and regulatory changes
New standards and regulatory changes

5.           New standards and regulatory changes

5.1         New standards adopted by the Group, effective as of January 1, 2019

IFRS 16 - Leases

As of January 1, 2019, the Ecopetrol Business Group adopted IFRS 16, “Leases” (“IFRS 16”). The effects of the adoption of IFRS 16 are described below:

IFRS 16 was issued in January 2016 and supersedes IAS 17 “Leases,” IFRIC 4 “Determining whether an Arrangement Contains a Lease" ("IFRIC 4"), SIC-15 “Operating leases – Incentives” and SIC-27 “Evaluating the Substance of Transactions in the Legal Form of a Lease.” IFRS 16 sets the principles of recognition, measurement, presentation and disclosure of leases and requires lessees to record all their leases under a balance sheet registration model similar to the recording of financial leases under IAS 17. The standard includes two practical expedients for lessees: leases of low-value assets and short-term leases (those with lease terms of 12 months or less). On the commencement date of the lease, a lessee is required to recognize a liability corresponding to the total lease payments and a right-of-use asset which is an asset representing the lessee’s right-of-use of the leased asset during the lease term. The lessees is required to separately recognize interest expense on the lease liability and the depreciation expense on the right-of-use asset.

The Ecopetrol Business Group elected to use the transition practical expedient not to reassess whether a contract is, or contains, a lease at January 1, 2019. Instead the Group applied the standard only to contracts that were previously identified as leases under IAS 17 and IFRIC 4.

a)       Effect of adoption

The Ecopetrol Business Group adopted IFRS 16, using the modified retrospective method of adoption. The Ecopetrol Business Group recognised right-of-use assets and subleases for COP$490,245 as of January 1, 2019, and a corresponding lease liability for the same amount. Therefore, there was no effect in retained earnings upon initial application.

b)       Summary of the new accounting policies

Definition of a lease

Prior to the application of IFRS 16, the Ecopetrol Business Group assessed at contract inception whether a contract is, or contained, a lease in accordance with IFRIC 4. Upon application of IFRS 16, the Ecopetrol Business Group assesses whether a contract is, or contains, a lease by determining whether it conveys the right-of-use of an asset (the underlying asset) for a period of time in exchange for consideration. To assess whether a contract conveys the right to control with an identified asset, the regulation of IFRS 16 are used.

Ecopetrol Business Group as a lessee

On the commencement date of the lease, the Ecopetrol Business Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying asset during the lease term. The interest expense on the lease liability and the depreciation expense on the right-of-use asset are recognised separately.

Right-of-use assets

The Ecopetrol Business Group recognizes right-of-use assets on the commencement date of the lease (that is, the date on which the underlying asset is available for use). The right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of the lease liabilities. Right-of-use assets are amortized in a straight-line basis during the lease term. Right-of-use assets are subject to impairment assessment. The cost of right-of-use assets includes the amount of lease liabilities recognised, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received

Lease liabilities

At the commencement date of the lease, the Ecopetrol Business Group recognizes lease liabilities measured at the present value of the lease payments to be made during the term of the lease. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. Variable payments that do not depend on an index or rate are recognised as expenses in the period in which an event or condition indicates that the payment will occur.

In order to calculate the present value of the lease payments, the Ecopetrol Business Group uses the incremental borrowing rate on the lease’s commencement date. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments or a change in the assessment of an option to purchase the underlying asset.

Short-term leases and low-value asset leases

The Ecopetrol Business Group elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (short-term leases), and lease contracts for which the underlying asset is of low value (low-value assets).

Ecopetrol Business Group as a lessor

Leases in which the Ecopetrol Business Group does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operational. Rental income is recognised in the statement of profit or loss on a straight-line basis over the lease terms.

Other leases are classified as finance leases, and the Ecopetrol Business Group records an account receivable for an amount equal to the net investment in the lease.

Joint Operating Agreements (JOA)

In JOA agreements, the Ecopetrol Business Group assesses whether it controls the use of the asset. If the Ecopetrol Business Group, as the operator, controls the use of the asset, it recognizes the entire right-of-use and lease liability in the consolidated financial statements. In addition, the Ecopetrol Business Group assesses whether, due to the contractual characteristics of the lease, each of the parties to the joint arrangement need to account for their respective interests in the joint arrangement.

c)       Amounts recognized in the consolidated statement of financial position and in consolidated statement of profit or loss:

The book values of the right-of-use assets, the lease liabilities and the movements for the period are detailed below:

	Right-of-use assets
	Lands and	Plant and		Right-of-		Lease
	buildings	equipment	Vehicles	use assets	Sublease	liabilities
Balance as of December 31, 2018 (1)	—	—	—	—	—	797,889
IFRS 16 adoption (January 1, 2019)	236,519	78,412	145,704	460,635	29,610	490,245
Additions	26,252	123,341	74,900	224,493	—	224,493
Amortization of the period	(44,254)	(50,944)	(80,156)	(175,354)	—	—
Impairment loss	—	(53,488)	—	(53,488)	—	—
Disposals	(4)	(57)	—	(61)	—	(50)
Finance cost	—	—	—	—	3,302	76,139
Repayment of borrowings	—	—	—	—	(3,476)	(300,326)
Exchange difference	—	—	—	—	—	2,564
Balance as of December 31, 2019	218,513	97,264	140,448	456,225	29,436	1,290,954

(1)Corresponds to the balance recognized by the Group as a financial lease under IAS 17.

The right-of-use assets are tested for impairment.